091-15684jm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 8 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005505

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Market Vectors Fallen Angel High Yield Bond ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   ANGL
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
April 30, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 08 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

May 5, 2012

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 8 2013
DIVISION OF TRADING & MARKETS

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

ACCU	Accuvest Global Opportunities ETF
AGOL	ETFS Asian Gold Trust
ALD	Wisdom Tree Asia Local Debt Fund
ALFA	AlphaClone Alternative Alpha ETF
ALT	iShares Alternatives Trust
ALTL	RBS US Large Cap Alternator ETN
AMPS	iShares Utilites Sector Bond Fund
ANGL	Market Vectors Fallen Angel High Yield Bond ETF
AUD	Pimco Australia Bond Indes Fund
AYT	Barclays Gems Asia ETN
AZIA	Global X Central Asia & Mongolia Index ETF
BABS	SPDR Nuveen Barclays Capital Build America Bond ETF
BARL	Morgan Stanley S&P 500 Crude Linked ETN's due July 1, 2031
BDCL	2X Leveraged Long Exchange Traded Access Securities
BIB	ProShares Ultra Nasdaq Biotechnology
BIS	ProShares UltraShort Nasdaq Biotechnology
BIZD	Market Vectors BDC Income ETF
BLND	ETRACS DJ-UBS Commodity Index 2-4-6 Blended Futures ETN
BNO	United States Brent Oil Fund, L.P.

Act Securities Exchange Act of 1934
Section 19b-4
Rule 19b-4(e)
Public Availability: MAY 08 2013

BOIL	ProShares Ultra DJ-UBS Natural Gas
BONO	Market Vectors LatAm Aggregate Bond ETF
BRZU	Direxion Daily Brazil Bull 3X Shares
BSCI	Guggenheim BulletShares 2018 Corporate Bond ETF
BSCJ	Guggenheim BulletShares 2019 Corporate Bond ETF
BSCK	Guggenheim BulletShares 2020 Corporate Bond ETF
BSJG	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
BSJH	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
BSJI	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
KOLD	ProShares UltraShort DJ-UBS Natural Gas
KORU	Direxion Daily South Korea Bull 3X Shares
NGE	Global X Nigeria Index ETF
SIVR	ETFS Silver Trust ETF

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures